Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	¥ 72,223		¥ 90,438
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations net of decrease in right-of-use assets for early determinations	¥ 57,233	$ 8,061	¥ 4,462	¥ 125,487